Employee Benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan, Period Required Before Participation	3 months
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.6	$ 0.8